Schedule of Investments
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.63%
Alaska–0.82%
Alaska Municipal Bond Bank Authority; Series 2018 1, RB(a)	5.00%	02/01/2034	$ 1,000	$ 1,204,540
Arizona–1.37%
Arizona (State of) Industrial Development Authority (Mater Academy of Nevada Mountain Vista Campus Project); Series 2018 A, RB(b)	5.25%	12/15/2038	100	110,132
Festival Ranch Community Facilities District;
Series 2019, GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	300	349,374
Series 2019, Ref. GO Bonds (INS - AGM)(c)	4.00%	07/15/2034	350	407,603
Maricopa (County of), AZ Industrial Development Authority (Benjamin Franklin Charter School); Series 2018, RB(b)	6.00%	07/01/2052	1,000	1,160,830
				2,027,939
California–13.60%
California (State of); Series 2020, GO Bonds	3.00%	11/01/2050	1,000	1,073,440
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds);
Series 2019, RB	5.00%	08/01/2044	1,000	1,253,840
Series 2019, RB	5.00%	08/01/2049	1,500	1,867,065
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(a)	5.00%	12/31/2037	1,000	1,189,840
Series 2018, RB(a)	5.00%	12/31/2035	1,000	1,197,740
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2006 D, RB(d)	0.00%	06/01/2055	500	25,465
Los Angeles (County of), CA Public Works Financing Authority (Green Bonds); Series 2020 A, RB	4.00%	12/01/2043	1,000	1,207,220
Norman Y Mineta San Jose International Airport SJC;
Series 2017 A, Ref. RB(a)	5.00%	03/01/2041	1,000	1,181,450
Series 2017 A, Ref. RB(a)	5.00%	03/01/2047	1,670	1,955,303
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(e)	5.00%	08/01/2042	2,000	1,266,660
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	1,000	1,208,450
San Francisco (City of), CA Public Utilities Commission; Series 2020 C, RB	4.00%	11/01/2050	1,000	1,210,800
San Francisco Bay Area Rapid Transit District (Green Bonds); Series 2020 C-1, GO Bonds	4.00%	08/01/2045	1,000	1,192,260
Silicon Valley Tobacco Securitization Authority (Santa Clara); Series 2007 C, RB(d)	0.00%	06/01/2056	10,800	1,194,588
Southern California Public Power Authority (Tieton Hydropower); Series 2020 A, Ref. RB	4.00%	07/01/2039	1,000	1,219,580
Tobacco Securitization Authority of Southern California; Series 2006, RB(d)	0.00%	06/01/2046	3,000	601,920
Transbay Joint Powers Authority (Green Bonds); Series 2020 A, RB	5.00%	10/01/2049	1,000	1,243,280
				20,088,901
Colorado–1.37%
Aurora (City of), CO (Green Bonds); Series 2016, Ref. RB	5.00%	08/01/2032	250	307,767
Colorado (State of); Series 2020 R, COP	4.00%	03/15/2045	1,000	1,193,430
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	500	527,055
				2,028,252
Connecticut–0.82%
Connecticut (State of); Series 2020 A, GO Bonds	4.00%	01/15/2038	1,000	1,193,410
South Central Connecticut Regional Water Authority; Series 2008, RB (INS - AGM)(c)	4.50%	08/01/2038	15	15,041
				1,208,451
District of Columbia–1.26%
Metropolitan Washington Airports Authority; Series 2019 A, Ref. RB(a)	5.00%	10/01/2040	1,500	1,868,400
Florida–0.89%
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts); Series 2018 A, RB(b)	5.75%	07/15/2053	100	105,345
Miami Beach (City of), FL Health Facilities Authority (Mt. Sinai Medical Center); Series 2014, Ref. RB	4.25%	11/15/2034	25	25,034
Miami-Dade (County of), FL; Series 2019 B, RB	4.00%	10/01/2049	1,000	1,182,160
				1,312,539
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–4.76%
Atlanta (City of), GA (Beltline); Series 2016 A, Ref. RB	5.00%	01/01/2026	$ 1,275	$ 1,279,947
Cobb (County of), GA Kennestone Hospital Authority; Series 2017, Ref. RAC	5.00%	04/01/2042	1,035	1,240,427
Floyd (County of), GA Development Authority (The Spires at Berry College);
Series 2018 A, RB	5.75%	12/01/2033	100	94,744
Series 2018 A, RB	6.00%	12/01/2038	115	108,370
Series 2018 A, RB	6.25%	12/01/2048	285	264,489
Series 2018 A, RB	6.50%	12/01/2053	165	156,864
Houston (County of), GA Hospital Authority (Houston Hospitals, Inc.); Series 2016 A, Ref. RB	5.00%	10/01/2031	1,780	1,898,797
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2049	285	429,036
Municipal Electric Authority of Georgia; Series 2018 HH, Ref. RB	5.00%	01/01/2044	1,000	1,216,520
Oconee (County of), GA Industrial Development Authority (Presbyterian Village Athens);
Series 2018 A-1, RB	6.38%	12/01/2053	250	241,825
Series 2018 A-2, RB(f)	5.50%	12/01/2028	100	98,102
				7,029,121
Illinois–1.65%
Chicago (City of), IL Transit Authority; Series 2020 A, Ref. RB	5.00%	12/01/2045	1,000	1,206,280
Chicago Park District; Series 2020 C, GO Bonds (INS - BAM)(c)	4.00%	01/01/2040	1,000	1,107,360
Illinois (State of) Sports Facilities Authority (The); Series 2019, Ref. RB (INS - BAM)(c)	5.00%	06/15/2030	100	126,236
				2,439,876
Indiana–2.12%
Indiana (State of) Finance Authority; Series 2019, Ref. RB	5.00%	10/01/2048	2,500	3,134,725
Iowa–1.54%
Clear Lake (City of), IA (Timbercrest Apartments, LLC); Series 2018, RB	6.00%	10/01/2048	100	102,556
Iowa (State of) Finance Authority (Green Bonds); Series 2020 A, RB	5.00%	08/01/2049	1,500	1,969,005
Iowa (State of) Tobacco Settlement Authority; Series 2005 C, RB	5.63%	06/01/2046	200	202,992
				2,274,553
Kentucky–1.29%
Kentucky (Commonwealth of) Property & Building Commission (No. 119); Series 2018, RB (INS - BAM)(c)	5.00%	05/01/2032	1,500	1,898,235
Louisiana–3.87%
New Orleans (City of), LA;
Series 2020 B, RB	5.00%	06/01/2045	1,500	1,899,000
Series 2020 B, RB	4.00%	06/01/2050	1,300	1,503,463
New Orleans (City of), LA Aviation Board; Series 2017 B, RB(a)	5.00%	01/01/2048	2,000	2,320,320
				5,722,783
Maryland–1.90%
Baltimore (City of), MD (Water Projects); Series 2019 A, RB	4.00%	07/01/2044	1,080	1,292,166
Maryland (State of) Stadium Authority (Baltimore (City of), MD Public Schools) (Green Bonds); Series 2020, RB	5.00%	05/01/2047	1,000	1,515,970
				2,808,136
Massachusetts–3.90%
Massachusetts (Commonwealth of);
Series 2020 E, GO Bonds	5.00%	11/01/2050	1,000	1,313,410
Series 2020, GO Bonds	5.00%	07/01/2045	1,000	1,312,230
Massachusetts (Commonwealth of) Development Finance Agency; Series 2007, RB	4.50%	09/01/2036	5	5,014
Massachusetts (Commonwealth of) Transportation Fund Revenue; Series 2017 A, RB	5.00%	06/01/2047	2,555	3,123,615
				5,754,269
Michigan–3.35%
Detroit (City of), MI Downtown Development Authority (Catalyst Development); Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2048	1,350	1,499,229
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/01/2043	150	167,079
Great Lakes Water Authority; Series 2020 A, RB	5.00%	07/01/2045	1,750	2,221,257
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Michigan (State of) Finance Authority; Series 2017, Ref. RB	5.25%	02/01/2032	$ 1,000	$ 1,057,000
				4,944,565
Minnesota–10.54%
Anoka (County of), MN Housing & Redevelopment Authority (Woodland Park Apartments); Series 2011 A, RB	5.00%	04/01/2027	1,000	1,003,090
Brooklyn Park (City of), MN (Athlos Leadership Academy); Series 2015, RB	5.50%	07/01/2035	650	693,498
Buffalo (City of), MN (Central MN Senior Housing);
Series 2006 A, Ref. RB	5.38%	09/01/2026	320	320,032
Series 2006 A, Ref. RB	5.50%	09/01/2033	10	10,001
Chisago City (City of), MN (CDL Homes LLC); Series 2013 B, RB	6.00%	08/01/2043	1,000	1,050,520
Cokato (City of), MN (Cokato Charitable Trust); Series 2006 A, Ref. RB	5.25%	12/01/2026	175	174,993
Dakota (County of), MN Community Development Agency (Ebenezer Ridges Assisted Living); Series 2013 A, RB	5.75%	11/01/2033	750	759,165
Dakota (County of), MN Community Development Agency (Sanctuary at Est St. Paul); Series 2015, RB	6.00%	08/01/2035	2,300	2,217,315
Hayward (City of), MN (St. John’s Lutheran Home of Albert Lea); Series 2014, Ref. RB	5.38%	10/01/2044	500	475,175
International Falls (City of), MN; Series 1999, Ref. RB(a)	6.85%	12/01/2029	115	115,003
Little Canada (City of), MN (PHS/Mayfield LLC); Series 2010, Ref. RB	6.00%	12/01/2030	250	250,050
Maplewood (City of), MN (VOA Care Centers); Series 2005 A, Ref. RB	5.38%	10/01/2024	430	429,966
Minneapolis & St. Paul (Cities of), MN Housing Finance Board;
Series 2006 A2, RB (CEP - GNMA)(a)	5.00%	12/01/2038	0	226
Series 2007 A-1, RB (CEP - GNMA)(a)	5.25%	12/01/2040	5	4,751
Series 2007 A-2, RB (CEP - GNMA)(a)	5.52%	03/01/2041	5	5,054
Minneapolis (City of), MN; Series 2010, RB	6.00%	12/01/2040	500	513,945
Minnesota (Sate of) Housing Finance Agency; Series 2013 B-1, RB	5.30%	08/01/2044	1,050	1,133,464
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2040	500	540,935
Ramsey (City of), MN (Pact Charter School); Series 2013 A, Ref. RB	5.50%	12/01/2033	1,000	1,031,420
Rochester (City of), MN (Olmsted Medical Center); Series 2010, RB	5.88%	07/01/2030	750	750,593
St. Louis (City of), MN Park Economic Development Authority (Hoigaard Village); Series 2010, RB	5.00%	02/01/2023	150	150,125
St. Paul (City of), MN Housing & Redevelopment Authority; Series 2004, RB	6.25%	03/01/2029	287	249,374
St. Paul (City of), MN Housing & Redevelopment Authority (Nova Classical Academy); Series 2011 A, RB	6.38%	09/01/2031	375	387,323
St. Paul (City of), MN Housing & Redevelopment Authority (University Westgate Station); Series 2015 B, RB	5.25%	04/01/2043	500	508,065
St. Paul (City of), MN Port Authority; Series 2007 1, RB	5.00%	08/01/2036	1,375	1,376,210
Stillwater (City of), MN (Orleans Homes);
Series 2007, RB(a)	5.38%	02/01/2032	900	900,900
Series 2007, RB(a)	5.50%	02/01/2042	510	510,357
				15,561,550
Missouri–2.93%
Boone (County of), MO (Boone Hospital Center); Series 2016, Ref. RB	5.00%	08/01/2031	900	996,471
I-470 Western Gateway Transportation Development District; Series 2019 A, RB(b)	5.25%	12/01/2048	100	102,951
Missouri (State of) Health & Educational Facilities Authority (Maryville University St. Louis); Series 2019 A, RB	5.00%	06/15/2045	500	589,325
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	2,395	2,641,948
				4,330,695
New Hampshire–0.68%
New Hampshire (State of) Business Finance Authority (Green Bonds); Series 2020 B, Ref. RB(a)(b)(f)	3.75%	07/02/2040	1,000	1,000,900
New Jersey–2.46%
New Jersey (State of); Series 2020 A, GO Bonds	4.00%	06/01/2031	1,000	1,220,240
New Jersey (State of) Economic Development Authority; Series 2018 A, RB(b)	6.50%	11/01/2052	100	115,564
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	91	112,875
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds); Series 2020 A, RB	4.00%	07/01/2050	2,000	2,181,720
				3,630,399
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–12.22%
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB	5.00%	02/15/2045	$ 2,150	$ 2,536,935
Metropolitan Transportation Authority; Series 2014 B, RB	5.00%	11/15/2044	2,000	2,133,620
Metropolitan Transportation Authority (Green Bonds); Series 2020 C-1, RB	5.00%	11/15/2050	1,000	1,148,450
New York (City of), NY Municipal Water Finance Authority; Series 2019 BB-1, RB	5.00%	06/15/2049	1,000	1,281,300
New York (State of) Housing Finance Agency (Climate Bond Certified/Sustainability Bonds); Series 2019 P, RB	3.05%	11/01/2049	1,000	1,042,890
New York City Housing Development Corp.;
Series 2020 A-1-C, RB	2.80%	11/01/2045	1,000	1,034,530
Series 2020 C, RB	2.75%	02/01/2051	2,000	2,035,860
New York City Housing Development Corp. (Sustainable Neighborhoods); Series 2019 G-1-B, Ref. RB	3.00%	11/01/2044	1,000	1,042,160
New York Power Authority; Series 2002 A, RB	4.00%	11/15/2050	1,000	1,181,560
New York State Environmental Facilities Corp.; Series 2020, RB(a)(f)	2.75%	09/02/2025	1,000	1,020,450
New York State Urban Development Corp.; Series 2020 A, RB	4.00%	03/15/2049	1,525	1,786,873
Syracuse (City of), NY Industrial Development Agency (Carousel Center); Series 2016, Ref. RB(a)	5.00%	01/01/2034	2,000	1,795,240
				18,039,868
North Carolina–0.01%
Nash Health Care Systems; Series 2003, RB (INS - AGM)(c)	5.00%	11/01/2030	10	10,033
Ohio–1.98%
American Municipal Power, Inc. (Green Bonds, Solar Electricity); Series 2020 A, RB	4.00%	02/15/2044	1,000	1,161,120
Buckeye Tobacco Settlement Financing Authority; Series 2020 A-2, Ref. RB	4.00%	06/01/2039	150	178,551
Gallia (County of), OH (Holzer Health System Obligated Group); Series 2012, Ref. RB(f)(g)	8.00%	07/01/2022	490	545,698
Ohio (State of) Higher Educational Facility Commission (University Findlay); Series 2019, Ref. RB	5.00%	03/01/2039	1,000	1,033,350
				2,918,719
Oregon–0.92%
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow;
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2038	1,250	772,388
Series 2019 A, GO Bonds (CEP - Oregon School Bond Guaranty)(d)	0.00%	06/15/2039	1,000	591,340
				1,363,728
Pennsylvania–6.12%
Allegheny (County of), PA; Series 2020 C-78, GO Bonds	4.00%	11/01/2049	1,000	1,198,460
Chester (County of), PA Industrial Development Authority (Longwood Gardens);
Series 2019, RB	5.00%	12/01/2044	1,500	1,899,255
Series 2019, RB	4.00%	12/01/2049	1,500	1,735,140
Dallas Area Municipal Authority (Misericordia University);
Series 2019, Ref. RB	5.00%	05/01/2039	145	158,958
Series 2019, Ref. RB	5.00%	05/01/2048	560	604,358
Philadelphia (City of), PA Authority for Industrial Development (La Salle University); Series 2017, Ref. RB	5.00%	05/01/2036	1,000	1,046,440
Pittsburgh (City of), PA Water & Sewer Authority; Series 2020 B, RB (INS - AGM)(c)	4.00%	09/01/2050	1,250	1,477,725
State Public School Building Authority (School District of Philidelphia (The)); Series 2016 A, Ref. RB (INS - AGM)(c)	5.00%	06/01/2031	750	911,767
				9,032,103
Rhode Island–0.22%
Tobacco Settlement Financing Corp.; Series 2007 A, RB(d)	0.00%	06/01/2052	2,080	323,170
South Carolina–1.18%
South Carolina (State of) Public Service Authority; Series 2015 A, Ref. RB	5.00%	12/01/2050	1,500	1,737,840
Tennessee–0.88%
Memphis (City of), TN; Series 2020 A, RB	4.00%	12/01/2050	1,000	1,197,040
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(b)	5.13%	06/01/2036	100	106,569
				1,303,609
Texas–5.54%
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	100	111,349
Austin (City of), TX; Series 2020 C, Ref. RB	5.00%	11/15/2050	1,000	1,314,560
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
Austin Community College District Public Facility Corp. (Highland Campus Building 3000); Series 2018, RB	5.00%	08/01/2042	$ 2,000	$ 2,408,020
Clifton Higher Education Finance Corp. (International Leadership of Texas); Series 2018 D, RB	6.13%	08/15/2048	500	575,850
Dallas (City of), TX Area Rapid Transit; Series 2020 A, Ref. RB	5.00%	12/01/2045	2,000	2,579,960
San Antonio (City of), TX; Series 2020 C, RB	4.00%	05/15/2050	1,000	1,197,720
				8,187,459
Utah–2.04%
Salt Lake (City of), UT;
Series 2017 B, RB	5.00%	07/01/2047	1,500	1,812,585
Series 2018 A, RB(a)	5.00%	07/01/2043	1,000	1,204,420
				3,017,005
Virginia–0.74%
Farmville (Town of), VA Industrial Development Authority (Longwood University Student Housing); Series 2018 A, Ref. RB	5.00%	01/01/2055	1,000	1,090,050
Washington–4.24%
Central Puget Sound Regional Transit Authority (Green Bonds); Series 2016 S-1, RB	5.00%	11/01/2046	2,000	3,173,380
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center); Series 2017, Ref. RB	5.00%	08/15/2035	2,745	3,090,239
				6,263,619
Wisconsin–5.42%
Public Finance Authority (Barton College); Series 2018 A, RB	5.00%	03/01/2048	500	491,195
Public Finance Authority (Beyond Boone LLC - Appalachian State University); Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2035	500	601,350
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	1,000	1,092,420
Public Finance Authority (Wingate University); Series 2018 A, Ref. RB	5.25%	10/01/2048	1,500	1,610,715
Somers (Village of), WI; Series 2018 B, Ref. RB	4.85%	06/01/2036	1,235	1,345,829
Wisconsin (State of) Public Finance Authority;
Series 2018, RB (INS - AGM)(c)	5.00%	07/01/2058	2,100	2,444,085
Series 2019 A, RB(b)	5.38%	06/01/2044	100	97,462
Series 2019 A, RB(b)	5.50%	06/01/2054	100	96,735
Series 2019 A, RB (INS - AGM)(c)	5.00%	07/01/2058	100	116,385
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(b)	5.00%	06/15/2039	100	105,530
				8,001,706
TOTAL INVESTMENTS IN SECURITIES(h)–102.63% (Cost $142,641,305)					151,557,738
OTHER ASSETS LESS LIABILITIES–(2.63)%					(3,879,420)
NET ASSETS –100.00%					$147,678,318
Investment Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
GNMA	– Government National Mortgage Association
GO	– General Obligation
INS	– Insurer
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $3,002,018, which represented 2.03% of the Fund’s Net Assets.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(h)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.28%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Environmental Focus Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of November 30, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Environmental Focus Municipal Fund